Related parties (Detail 1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments		$ 35		$ 27		$ 31
Incentive awards - cash		24		17		17
Annual incentive award under DCCP		36		25		26
Employer's contributions to retirement benefit plans		3		2		3
Benefits in kind, fringe benefits (at market value)		1		1		1
Equity-based compensation		63		45		45
Total	SFr 147	$ 162	SFr 114	$ 118	SFr 113	$ 124
Applicable performance award currency exchange rate	0.91	0.91	0.96	0.96	0.92	0.92